QUARTERLY INFORMATION	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 21   QUARTERLY INFORMATION (Unaudited)

The following quarterly information (in thousands, except per share data) is provided for the three-month periods ending as follows:

2015	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,532	$3,704	$3,654	$3,666
Total interest expense	225	219	214	216
Net interest income	$3,307	$3,485	$3,440	$3,450
Provision for loan losses	(4)	57	86	49
Net income	$773	$821	$945	$886

Basic earnings per common share	0.65	0.68	0.79	0.74
Diluted earnings per common share	0.63	0.67	0.77	0.73

2014	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,504	$3,569	$3,715	$3,693
Total interest expense	224	215	215	228
Net interest income	$3,280	$3,354	$3,500	$3,465
Provision for loan losses	151	110	26	22
Net income	$759	$865	$859	$813

Basic earnings per common share	0.64	0.73	0.72	0.69
Diluted earnings per common share	0.63	0.72	0.71	0.67

The common stock of the Company is not listed on any stock exchange. While there is no established public trading market for our common stock, our shares are currently quoted in the inter-dealer quotation or “over-the-counter” marketplace using the trading symbol “CMOH.” The Company’s stock trades principally on the OTCQX, which is operated by OTC Markets Group, Inc. (formerly Pink OTC Markets, Inc.). Trading on the OTCQX market is limited to companies that satisfy certain financial standards, are current in their required disclosures with the SEC or U.S. banking regulator, and are sponsored by a professional third-party investment bank or attorney meeting the criteria of an OTCQX Advisor.

	Dividends
2015	Declared	Low Bid	High Bid
Three months ended March 31	$0.190	$27.30	$28.55
Three months ended June 30	0.190	26.26	27.50
Three months ended September 30	0.250	26.57	30.00
Three months ended December 31	0.250	28.25	32.00

	Dividends
2014	Declared	Low Bid	High Bid
Three months ended March 31	$0.165	$22.30	$25.38
Three months ended June 30	0.165	23.75	24.59
Three months ended September 30	0.190	24.25	29.00
Three months ended December 31	0.190	26.75	29.00

Management does not have knowledge of the prices paid in all transactions and has not verified the accuracy of those reported prices. Because of the lack of an established market for the Corporation’s stock, these prices may not reflect the prices at which the stock would trade in an active market.

The Corporation has 1,209,788 outstanding shares of common stock held by approximately 1,410 shareholders as of December 31, 2015. The Corporation paid cash dividends in March, June, September and December totaling $0.88 per share in 2015 and $0.71 per share in 2014.

For a discussion of certain regulatory restrictions limiting the payment of dividends, please see Note 16 to the audited financial statements provided herewith.